Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2025 USD ($) shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay versus Performance
The following table sets forth our pay versus performance disclosure, in accordance with SEC Item 402(v) of Regulation S-K under the Exchange Act (“Item 402(v)”).
Pay versus Performance Table

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(4) ($)	Net Income ($) (in millions)(5)	Adjusted EPS(6) ($/Share)
2025	12,429,096	13,469,512	2,988,298	3,254,711	105.21	113.17	(1,223)	2.71

Company Selected Measure Name	adjusted EPS
Named Executive Officers, Footnote	The principal executive officer (the “PEO”) and NEOs included in these columns reflect the following:

Year	PEO	Non-PEO NEOs
2025	Ms. Newcombe	Mr. Reynolds, Mr. Kazmi, Mr. Boatman, and Ms. Bick

Peer Group Issuers, Footnote	Represents the peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 600 Industrials Index.

PEO Total Compensation Amount	$ 12,429,096
PEO Actually Paid Compensation Amount	$ 13,469,512
Adjustment To PEO Compensation, Footnote	The following table details the total equity award adjustments for the applicable year, including the amounts added (or subtracted, as applicable) for the PEO and the non-PEO NEOs, as computed in accordance with Item 402(v). In general, the adjustments for equity awards provided in Item 402(v) are as follows:
•Subtract the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year,
•Add the fair value at fiscal year-end of option and stock awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,
•Add the change in fair value (which may be a negative number) as of the end of the covered fiscal year as compared to the value at the end of the prior fiscal year for option and stock awards which were granted in prior fiscal years and were outstanding and unvested at the end of the covered fiscal year,
•Add the vesting date value of option and stock awards which were granted and vested during the same covered fiscal year,
•Add the change in value (which may be a negative number) as of the vesting date as compared to the value at the end of the prior fiscal year for option and stock awards which were granted in prior fiscal years and vested in the covered fiscal year,
•Subtract as to any option and stock awards which were granted in prior fiscal years and failed to meet applicable vesting conditions during the covered fiscal year, the value of such awards as of the end of the prior fiscal year,
•Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested awards.
•Plus, as to any option or stock award that was materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date.
In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions used to calculate the fair value of our equity awards. For more information on the valuation of the equity awards, please see the notes to the financial statements that appear in Ralliant’s Annual Report on Form 10-K each fiscal year and the footnotes to the Summary
Compensation Table that appears in our annual proxy statement.
Reconciliation of Compensation Actually Paid to Summary Compensation Table

	PEO	NEO Average
	2025 ($)	2025 ($)
Summary Compensation Table Total	12,429,096	2,988,298
Less: Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	(9,668,690)	(1,921,329)
Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	10,823,504	2,180,100
Add/(Less): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(96,347)	12,569
Add: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—
Add/(Less): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(18,051)	(4,926)
Less: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—
Compensation Actually Paid	13,469,512	3,254,711

Non-PEO NEO Average Total Compensation Amount	$ 2,988,298
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,254,711
Adjustment to Non-PEO NEO Compensation Footnote	The following table details the total equity award adjustments for the applicable year, including the amounts added (or subtracted, as applicable) for the PEO and the non-PEO NEOs, as computed in accordance with Item 402(v). In general, the adjustments for equity awards provided in Item 402(v) are as follows:
•Subtract the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year,
•Add the fair value at fiscal year-end of option and stock awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,
•Add the change in fair value (which may be a negative number) as of the end of the covered fiscal year as compared to the value at the end of the prior fiscal year for option and stock awards which were granted in prior fiscal years and were outstanding and unvested at the end of the covered fiscal year,
•Add the vesting date value of option and stock awards which were granted and vested during the same covered fiscal year,
•Add the change in value (which may be a negative number) as of the vesting date as compared to the value at the end of the prior fiscal year for option and stock awards which were granted in prior fiscal years and vested in the covered fiscal year,
•Subtract as to any option and stock awards which were granted in prior fiscal years and failed to meet applicable vesting conditions during the covered fiscal year, the value of such awards as of the end of the prior fiscal year,
•Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested awards.
•Plus, as to any option or stock award that was materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date.
In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions used to calculate the fair value of our equity awards. For more information on the valuation of the equity awards, please see the notes to the financial statements that appear in Ralliant’s Annual Report on Form 10-K each fiscal year and the footnotes to the Summary
Compensation Table that appears in our annual proxy statement.
Reconciliation of Compensation Actually Paid to Summary Compensation Table

	PEO	NEO Average
	2025 ($)	2025 ($)
Summary Compensation Table Total	12,429,096	2,988,298
Less: Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	(9,668,690)	(1,921,329)
Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	10,823,504	2,180,100
Add/(Less): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(96,347)	12,569
Add: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—
Add/(Less): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(18,051)	(4,926)
Less: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—
Compensation Actually Paid	13,469,512	3,254,711

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	Most Important Company Performance Measures for Determining Executive Compensation. In accordance with Item 402(v), the list below provides, in no particular order, the financial performance measures that Ralliant believes are most important for purposes of linking compensation actually paid to the NEOs during fiscal 2025 to Ralliant’s performance:
•Adjusted EPS
•Adjusted Operating Profit
•Organic Revenue Growth
•Working Capital Turnover

Total Shareholder Return Amount	$ 105.21
Peer Group Total Shareholder Return Amount	113.17
Net Income (Loss)	$ (1,223,000,000)
Company Selected Measure Amount | shares	2.71
PEO Name	Ms. Newcombe
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	Amount reflects Ralliant Corporation’s adjusted EPS, a non-GAAP measure, as our Company-selected measure. See “Appendix - Non-
GAAP Financial Measures” for a reconciliation of non-GAAP measures to the most directly comparable GAAP measures.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Profit
Measure:: 3
Pay vs Performance Disclosure
Name	Organic Revenue Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Working Capital Turnover
PEO | Less: Grant Date Fair Value of Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,668,690)
PEO | Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,823,504
PEO | Add/(Less): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(96,347)
PEO | Add: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Add/(Less): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,051)
PEO | Less: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Less: Grant Date Fair Value of Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,921,329)
Non-PEO NEO | Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,180,100
Non-PEO NEO | Add/(Less): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,569
Non-PEO NEO | Add: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Add/(Less): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,926)
Non-PEO NEO | Less: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0